Separation And Distribution Of Prothena Business (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Prothena [Member]	Dec. 31, 2012 650 Gateway Boulevard [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Number of ordinary shares issued			1
Number of ordinary shares converted			41
Equity method investment in subsidiary		30.00%	18.00%
Newly-issued ordinary shares			3,200,000
Initial carrying value of available for sale interest			$ 22.9
Total value of the Prothena distribution	105.7		105.7
Lease term expire date				Nov. 30, 2020
Total lease expenses				10.8
Estimated fair value of lease guarantee				$ 0.4